Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share
Schedule of loss per share

	2022	2021	2020
Loss attributable to equity holders of the Company	(20,804,213)	(15,351,914)	(12,858,599)
Weighted average number of shares in issue	45,184,865	34,119,666	26,681,774
Basic and diluted loss per share	(0.46)	(0.45)	(0.48)